UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

48 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 918-4955

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Portfolio Investments ETFS Zacks Earnings Large-Cap U.S. Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS–99.2%
CONSUMER DISCRETIONARY—16.0%
AUTO COMPONENTS—2.3%
Autoliv, Inc.	254	29,913
Delphi Automotive PLC	378	30,142
		60,055
AUTOMOBILES—2.2%
Ford Motor Co.	1,682	27,147
General Motors Co.	800	30,000
		57,147
DISTRIBUTORS—1.0%
Genuine Parts Co.	266	24,789
		24,789
HOTELS, RESTAURANTS & LEISURE—2.9%
Carnival Corp.	400	19,136
Hilton Worldwide Holdings, Inc.(a)	644	19,075
Marriott International, Inc.	224	17,992
Starwood Hotels & Resorts Worldwide, Inc.	230	19,205
		75,408
INTERNET & CATALOG RETAIL—0.7%
Liberty Interactive Corp.(a)	588	17,164
		17,164
MEDIA—3.0%
DISH Network Corp.(a)	240	16,814
Interpublic Group of Cos., Inc. (The)	1,238	27,385
Scripps Networks Interactive, Inc.	238	16,317
Sirius XM Holdings, Inc.(a)	4,864	18,581
		79,097
MULTILINE RETAIL—2.4%
Dollar Tree, Inc.(a)	260	21,098
Kohl's Corp.	296	23,162
Nordstrom, Inc.	226	18,152
		62,412
SPECIALTY RETAIL—0.7%
Bed Bath & Beyond, Inc.(a)	244	18,733
		18,733
TEXTILES, APPAREL & LUXURY GOODS—0.8%
Coach, Inc.	476	19,721
		19,721
		414,526
CONSUMER STAPLES—8.7%
BEVERAGES—2.0%
Coca-Cola Co. (The)	380	15,409
Monster Beverage Corp.(a)	149	20,621
PepsiCo, Inc.	164	15,682
		51,712
FOOD & STAPLES RETAILING—2.6%
Costco Wholesale Corp.	131	19,846
Sysco Corp.	394	14,865
Wal-Mart Stores, Inc.	204	16,779
Whole Foods Market, Inc.	346	18,020
		69,510
FOOD PRODUCTS—2.2%
Bunge Ltd.	192	15,813
Campbell Soup Co.	342	15,920
ConAgra Foods, Inc.	428	15,635
Pilgrim's Pride Corp.	444	10,030
		57,398
HOUSEHOLD PRODUCTS—1.2%
Clorox Co. (The)	148	16,338
	Shares	Fair Value ($)
Procter & Gamble Co. (The)	174	14,257
		30,595
PERSONAL PRODUCTS—0.7%
Estee Lauder Cos., Inc. (The)	212	17,630
		17,630
		226,845
ENERGY—5.7%
OIL, GAS & CONSUMABLE FUELS—5.7%
Cabot Oil & Gas Corp.	440	12,993
Cheniere Energy, Inc.(a)	174	13,468
Concho Resources, Inc.(a)	133	15,417
Enbridge, Inc.	272	13,192
Encana Corp.	945	10,537
Kinder Morgan, Inc.	318	13,375
ONEOK, Inc.	344	16,595
Southwestern Energy Co.(a)	490	11,363
Spectra Energy Corp.	378	13,672
Suncor Energy, Inc.	418	12,226
Williams Cos., Inc. (The)	306	15,481
		148,319
		148,319
FINANCIALS—8.3%
BANKS—1.9%
Bank of Montreal	110	6,597
BB&T Corp.	194	7,564
Comerica, Inc.	164	7,401
Huntington Bancshares, Inc./OH	690	7,624
KeyCorp.	467	6,613
Regions Financial Corp.	659	6,228
US Bancorp/MN	172	7,511
		49,538
CAPITAL MARKETS—1.2%
Bank of New York Mellon Corp. (The)	184	7,404
Charles Schwab Corp. (The)	236	7,184
Northern Trust Corp.	110	7,662
TD Ameritrade Holding Corp.	208	7,750
		30,000
DIVERSIFIED FINANCIAL SERVICES—0.3%
Intercontinental Exchange, Inc.	34	7,931
		7,931
INSURANCE—1.1%
Aflac, Inc.	122	7,809
MetLife, Inc.	142	7,178
Progressive Corp. (The)	270	7,344
Unum Group	220	7,421
		29,752
REAL ESTATE INVESTMENT TRUSTS (REITS)—3.5%
Crown Castle International Corp.	90	7,429
Equity Residential	96	7,474
Iron Mountain, Inc.	678	24,733
Kimco Realty Corp.	256	6,874
Prologis, Inc.	170	7,405
Weyerhaeuser Co.	1,112	36,863
		90,778
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
CBRE Group, Inc.(a)	216	8,361
		8,361
		216,360
HEALTH CARE—7.0%
BIOTECHNOLOGY—1.4%
BioMarin Pharmaceutical, Inc.(a)	148	18,444

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Zacks Earnings Large-Cap U.S. Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
Incyte Corp.(a)	196	17,965
		36,409
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
Boston Scientific Corp.(a)	1,036	18,389
Medtronic PLC	200	15,598
		33,987
HEALTH CARE PROVIDERS & SERVICES—2.0%
Laboratory Corp. of America Holdings(a)	135	17,022
Quest Diagnostics, Inc.	214	16,446
UnitedHealth Group, Inc.	144	17,034
		50,502
HEALTH CARE TECHNOLOGY—0.6%
Cerner Corp.(a)	224	16,410
		16,410
PHARMACEUTICALS—1.7%
AbbVie, Inc.	228	13,347
Bristol-Myers Squibb Co.	234	15,093
Pfizer, Inc.	456	15,865
		44,305
		181,613
INDUSTRIALS—31.6%
AEROSPACE & DEFENSE—8.0%
Honeywell International, Inc.	406	42,350
L-3 Communications Holdings, Inc.	317	39,875
Raytheon Co.	372	40,641
Rockwell Collins, Inc.	470	45,379
Textron, Inc.	928	41,138
		209,383
AIR FREIGHT & LOGISTICS—1.2%
CH Robinson Worldwide, Inc.	412	30,167
		30,167
AIRLINES—3.7%
Delta Air Lines, Inc.	636	28,595
Southwest Airlines Co.	772	34,200
United Continental Holdings, Inc.(a)	486	32,683
		95,478
BUILDING PRODUCTS—1.6%
Masco Corp.	1,555	41,518
		41,518
COMMERCIAL SERVICES & SUPPLIES—3.2%
Cintas Corp.	338	27,591
Republic Services, Inc.	674	27,337
Waste Management, Inc.	516	27,983
		82,911
CONSTRUCTION & ENGINEERING—1.6%
Fluor Corp.	728	41,612
		41,612
ELECTRICAL EQUIPMENT—0.9%
Emerson Electric Co.	440	24,913
		24,913
INDUSTRIAL CONGLOMERATES—4.6%
3M Co.	249	41,072
Danaher Corp.	482	40,922
General Electric Co.	1,531	37,984
		119,978
MACHINERY—4.2%
Illinois Tool Works, Inc.	280	27,199
Ingersoll-Rand PLC	418	28,458
PACCAR, Inc.	410	25,887
	Shares	Fair Value ($)
Pall Corp.	266	26,704
		108,248
ROAD & RAIL—1.1%
CSX Corp.	852	28,218
		28,218
TRADING COMPANIES & DISTRIBUTORS—1.5%
United Rentals, Inc.(a)	424	38,652
		38,652
		821,078
INFORMATION TECHNOLOGY—9.9%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
Corning, Inc.	452	10,251
		10,251
INTERNET SOFTWARE & SERVICES—1.2%
eBay, Inc.(a)	330	19,034
LinkedIn Corp.(a)	46	11,494
		30,528
IT SERVICES—2.9%
FleetCor Technologies, Inc.(a)	48	7,244
Paychex, Inc.	566	28,082
Western Union Co. (The)	1,469	30,570
Xerox Corp.	746	9,586
		75,482
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
Avago Technologies Ltd.	106	13,460
Intel Corp.	288	9,006
Linear Technology Corp.	232	10,858
Maxim Integrated Products, Inc.	330	11,487
Micron Technology, Inc.(a)	342	9,278
Skyworks Solutions, Inc.	144	14,154
		68,243
SOFTWARE—2.5%
Activision Blizzard, Inc.	815	18,521
Citrix Systems, Inc.(a)	178	11,369
Microsoft Corp.	232	9,432
Red Hat, Inc.(a)	160	12,120
salesforce.com, inc.(a)	186	12,427
		63,869
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
EMC Corp.	352	8,997
		8,997
		257,370
MATERIALS—6.4%
CHEMICALS—2.1%
Air Products & Chemicals, Inc.	124	18,759
Dow Chemical Co. (The)	394	18,904
Potash Corp. of Saskatchewan, Inc.	510	16,447
		54,110
CONTAINERS & PACKAGING—1.1%
Sealed Air Corp.	642	29,250
		29,250
METALS & MINING—2.5%
Alcoa, Inc.	1,120	14,470
Freeport-McMoRan, Inc.	760	14,402
Nucor Corp.	382	18,156
Southern Copper Corp.	648	18,909
		65,937

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Zacks Earnings Large-Cap U.S. Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
PAPER & FOREST PRODUCTS—0.7%
International Paper Co.	322	17,868
		17,868
		167,165
TELECOMMUNICATION SERVICES—1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
AT&T, Inc.	464	15,150
CenturyLink, Inc.	268	9,259
		24,409
		24,409
UTILITIES—4.6%
ELECTRIC UTILITIES—2.3%
Eversource Energy	290	14,651
PPL Corp.	446	15,012
Southern Co. (The)	320	14,170
Xcel Energy, Inc.	436	15,177
		59,010
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
AES Corp. (The)	1,140	14,649
		14,649
MULTI-UTILITIES—1.7%
CMS Energy Corp.	446	15,570
Consolidated Edison, Inc.	234	14,274
Public Service Enterprise Group, Inc.	372	15,594
		45,438
		119,097
TOTAL Common Stocks		2,576,782

MASTER LIMITED PARTNERSHIPS–0.9%
ENERGY—0.9%
OIL, GAS & CONSUMABLE FUELS—0.9%
Enbridge Energy Partners LP	334	12,027
Regency Energy Partners LP	503	11,504
		23,531
TOTAL Master Limited Partnerships		23,531

TOTAL INVESTMENTS (Cost $2,502,621)—100.1%		$2,600,313
Liabilities in excess of other assets — (0.1)%		$(1,906)
NET ASSETS—100%		$2,598,407

(a)	Non-income producing securities.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,757
Aggregate gross unrealized depreciation	(52,065)
Net unrealized appreciation	$97,692
Federal income tax cost of investments	$2,502,621

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Zacks Earnings Small-Cap U.S. Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS–100.1%
CONSUMER DISCRETIONARY—23.8%
AUTO COMPONENTS—6.5%
Goodyear Tire & Rubber Co. (The)	2,268	61,418
Lear Corp.	612	67,822
Visteon Corp.(a)	556	53,598
		182,838
HOTELS, RESTAURANTS & LEISURE—2.2%
Aramark	880	27,834
Buffalo Wild Wings, Inc.(a)	96	17,399
Panera Bread Co.(a)	98	15,680
		60,913
HOUSEHOLD DURABLES—3.1%
Harman International Industries, Inc.	240	32,071
PulteGroup, Inc.	1,128	25,076
Toll Brothers, Inc.(a)	744	29,269
		86,416
INTERNET & CATALOG RETAIL—0.5%
Groupon, Inc.(a)	2,052	14,795
		14,795
LEISURE PRODUCTS—1.1%
Hasbro, Inc.	466	29,470
		29,470
MEDIA—2.8%
Cablevision Systems Corp.	1,174	21,484
Gannett Co., Inc.	882	32,705
News Corp.(a)	1,554	24,879
		79,068
MULTILINE RETAIL—0.7%
Big Lots, Inc.	404	19,404
		19,404
SPECIALTY RETAIL—3.9%
American Eagle Outfitters, Inc.	1,138	19,437
Dick's Sporting Goods, Inc.	324	18,465
Five Below, Inc.(a)	464	16,504
Office Depot, Inc.(a)	1,922	17,682
Urban Outfitters, Inc.(a)	466	21,273
Williams-Sonoma, Inc.	214	17,058
		110,419
TEXTILES, APPAREL & LUXURY GOODS—3.0%
Deckers Outdoor Corp.(a)	284	20,695
lululemon athletica, Inc.(a)	463	29,641
Skechers U.S.A., Inc.(a)	465	33,438
		83,774
		667,097
CONSUMER STAPLES—5.2%
FOOD & STAPLES RETAILING—0.7%
Rite Aid Corp.(a)	2,182	18,962
		18,962
FOOD PRODUCTS—3.5%
Hain Celestial Group, Inc. (The)(a)	510	32,665
TreeHouse Foods, Inc.(a)	348	29,587
WhiteWave Foods Co. (The)(a)	846	37,512
		99,764
PERSONAL PRODUCTS—1.0%
Avon Products, Inc.	3,452	27,581
		27,581
		146,307
ENERGY—6.5%
ENERGY EQUIPMENT & SERVICES—1.5%
Diamond Offshore Drilling, Inc.	308	8,251
	Shares	Fair Value ($)
Noble Corp. PLC	602	8,596
Oil States International, Inc.(a)	228	9,068
Rowan Cos. PLC	482	8,536
Seadrill Ltd.	928	8,677
		43,128
OIL, GAS & CONSUMABLE FUELS—5.0%
Carrizo Oil & Gas, Inc.(a)	252	12,512
CONSOL Energy, Inc.	308	8,590
Denbury Resources, Inc.	1,350	9,842
Energen Corp.	165	10,890
Golar LNG Ltd.	712	23,695
Gulfport Energy Corp.(a)	264	12,120
Laredo Petroleum, Inc.(a)	966	12,597
Newfield Exploration Co.(a)	390	13,685
QEP Resources, Inc.	492	10,258
SM Energy Co.	280	14,471
Targa Resources Corp.	104	9,962
		138,622
		181,750
FINANCIALS—7.7%
BANKS—1.0%
Cullen/Frost Bankers, Inc.	214	14,783
Zions Bancorporation	538	14,526
		29,309
CAPITAL MARKETS—1.2%
E*TRADE Financial Corp.(a)	612	17,476
Legg Mason, Inc.	278	15,345
		32,821
CONSUMER FINANCE—0.5%
SLM Corp.(a)	1,428	13,252
		13,252
REAL ESTATE INVESTMENT TRUSTS (REITS)—4.5%
American Capital Agency Corp.	676	14,419
Camden Property Trust	201	15,704
DDR Corp.	756	14,077
Lamar Advertising Co.	661	39,178
LaSalle Hotel Properties	363	14,106
NorthStar Realty Finance Corp.	802	14,532
Spirit Realty Capital, Inc.	1,184	14,303
		126,319
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
Realogy Holdings Corp.(a)	332	15,099
		15,099
		216,800
HEALTH CARE—7.0%
BIOTECHNOLOGY—3.5%
Achillion Pharmaceuticals, Inc.(a)	934	9,209
Alnylam Pharmaceuticals, Inc.(a)	132	13,783
ARIAD Pharmaceuticals, Inc.(a)	1,908	15,722
Isis Pharmaceuticals, Inc.(a)	206	13,116
Puma Biotechnology, Inc.(a)	70	16,528
Seattle Genetics, Inc.(a)	392	13,857
United Therapeutics Corp.(a)	98	16,899
		99,114
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
Cooper Cos., Inc. (The)	82	15,368
		15,368
HEALTH CARE PROVIDERS & SERVICES—2.5%
Brookdale Senior Living, Inc.(a)	340	12,838
Centene Corp.(a)	248	17,531
Community Health Systems, Inc.(a)	236	12,338
Omnicare, Inc.	176	13,563

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Zacks Earnings Small-Cap U.S. Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
Tenet Healthcare Corp.(a)	262	12,972
		69,242
HEALTH CARE TECHNOLOGY—0.4%
athenahealth, Inc.(a)	96	11,462
		11,462
		195,186
INDUSTRIALS—24.4%
AEROSPACE & DEFENSE—8.3%
B/E Aerospace, Inc.	1,530	97,339
Spirit AeroSystems Holdings, Inc.(a)	1,982	103,480
TASER International, Inc.(a)	1,314	31,680
		232,499
AIRLINES—3.9%
Alaska Air Group, Inc.	425	28,126
Copa Holdings S.A.	245	24,738
JetBlue Airways Corp.(a)	1,572	30,261
Spirit Airlines, Inc.(a)	336	25,993
		109,118
BUILDING PRODUCTS—1.0%
Owens Corning	656	28,470
		28,470
COMMERCIAL SERVICES & SUPPLIES—1.7%
ADT Corp. (The)	982	40,773
Pitney Bowes, Inc.	258	6,016
		46,789
CONSTRUCTION & ENGINEERING—2.0%
Chicago Bridge & Iron Co. N.V.	596	29,359
Quanta Services, Inc.(a)	912	26,019
		55,378
ELECTRICAL EQUIPMENT—0.4%
SolarCity Corp.(a)	200	10,256
		10,256
MACHINERY—2.5%
AGCO Corp.	785	37,398
Trinity Industries, Inc.	940	33,379
		70,777
MARINE—0.8%
Kirby Corp.(a)	316	23,716
		23,716
PROFESSIONAL SERVICES—1.3%
Robert Half International, Inc.	607	36,736
		36,736
ROAD & RAIL—1.1%
Avis Budget Group, Inc.(a)	544	32,104
		32,104
TRADING COMPANIES & DISTRIBUTORS—1.4%
HD Supply Holdings, Inc.(a)	1,216	37,885
		37,885
		683,728
INFORMATION TECHNOLOGY—8.5%
COMMUNICATIONS EQUIPMENT—1.2%
Arista Networks, Inc.(a)	112	7,899
ARRIS Group, Inc.(a)	210	6,068
Ciena Corp.(a)	324	6,257
Harris Corp.	94	7,404
JDS Uniphase Corp.(a)	462	6,061
		33,689
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
Flextronics International Ltd.(a)	538	6,819
InvenSense, Inc.(a)	476	7,240
	Shares	Fair Value ($)
IPG Photonics Corp.(a)	94	8,714
		22,773
INTERNET SOFTWARE & SERVICES—1.5%
Gogo, Inc.(a)	400	7,624
Rackspace Hosting, Inc.(a)	146	7,532
SINA Corp.(a)	172	5,531
VeriSign, Inc.(a)	116	7,769
Yelp, Inc.(a)	116	5,493
Zillow Group, Inc.(a)	68	6,820
		40,769
IT SERVICES—1.5%
Teradata Corp.(a)	150	6,621
VeriFone Systems, Inc.(a)	986	34,402
		41,023
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
Ambarella, Inc.(a)	130	9,842
Cirrus Logic, Inc.(a)	248	8,248
Cree, Inc.(a)	190	6,743
Cypress Semiconductor Corp.(a)	426	6,011
First Solar, Inc.(a)	230	13,752
Marvell Technology Group Ltd.	408	5,998
ON Semiconductor Corp.(a)	622	7,532
		58,126
SOFTWARE—1.0%
FireEye, Inc.(a)	178	6,986
Nuance Communications, Inc.(a)	448	6,429
Splunk, Inc.(a)	116	6,867
Tableau Software, Inc.(a)	84	7,772
		28,054
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
3D Systems Corp.(a)	198	5,429
NCR Corp.(a)	224	6,610
		12,039
		236,473
MATERIALS—11.0%
CHEMICALS—2.1%
Albemarle Corp.	247	13,052
Huntsman Corp.	626	13,878
Methanex Corp.	326	17,464
WR Grace & Co.(a)	164	16,215
		60,609
CONSTRUCTION MATERIALS—2.2%
Eagle Materials, Inc.	340	28,410
Martin Marietta Materials, Inc.	232	32,434
		60,844
CONTAINERS & PACKAGING—2.6%
Bemis Co., Inc.	785	36,353
Packaging Corp. of America	463	36,202
		72,555
METALS & MINING—4.1%
Agnico Eagle Mines Ltd.	532	14,864
AK Steel Holding Corp.(a)	3,518	15,725
Cliffs Natural Resources, Inc.	1,452	6,984
Silver Wheaton Corp.	674	12,820
Steel Dynamics, Inc.	766	15,397
Teck Resources Ltd.	1,218	16,723
US Silica Holdings, Inc.	526	18,731
Yamana Gold, Inc.	3,794	13,620
		114,864
		308,872

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Zacks Earnings Small-Cap U.S. Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
TELECOMMUNICATION SERVICES—2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—2.1%
Frontier Communications Corp.	8,250	58,163
		58,163
UTILITIES—3.9%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.0%
Dynegy, Inc.(a)	1,814	57,014
		57,014
MULTI-UTILITIES—1.9%
TECO Energy, Inc.	2,694	52,264
		52,264
		109,278
TOTAL Common Stocks		2,803,654

TOTAL INVESTMENTS (Cost $2,600,914)—100.1%		$2,803,654
Liabilities in excess of other assets — (0.1)%		$(1,417)
NET ASSETS—100%		$2,802,237

(a)	Non-income producing securities.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$260,140
Aggregate gross unrealized depreciation	(57,099)
Net unrealized appreciation	$203,041
Federal income tax cost of investments	$2,600,613

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor U.S. Large Cap Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS–99.9%
CONSUMER DISCRETIONARY—12.9%
AUTO COMPONENTS—0.8%
Autoliv, Inc.	86	10,128
BorgWarner, Inc.	71	4,294
Delphi Automotive PLC	226	18,022
Johnson Controls, Inc.	91	4,590
TRW Automotive Holdings Corp.(a)	194	20,341
		57,375
AUTOMOBILES—0.4%
Ford Motor Co.	462	7,456
General Motors Co.	130	4,875
Harley-Davidson, Inc.	81	4,920
Tesla Motors, Inc.(a)	79	14,913
		32,164
DISTRIBUTORS—0.3%
Genuine Parts Co.	146	13,606
LKQ Corp.(a)	182	4,652
		18,258
DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	112	3,592
		3,592
HOTELS, RESTAURANTS & LEISURE—1.4%
Carnival Corp.	180	8,611
Chipotle Mexican Grill, Inc.(a)	35	22,769
Hilton Worldwide Holdings, Inc.(a)	72	2,133
Marriott International, Inc.	172	13,815
McDonald's Corp.	156	15,201
MGM Resorts International(a)	346	7,276
Royal Caribbean Cruises Ltd.	122	9,986
Starwood Hotels & Resorts Worldwide, Inc.	48	4,008
Wyndham Worldwide Corp.	49	4,433
Wynn Resorts Ltd.	49	6,168
Yum! Brands, Inc.	185	14,563
		108,963
HOUSEHOLD DURABLES—0.7%
Harman International Industries, Inc.	30	4,009
Jarden Corp.(a)	114	6,030
Mohawk Industries, Inc.(a)	55	10,216
Newell Rubbermaid, Inc.	314	12,268
Whirlpool Corp.	95	19,196
		51,719
INTERNET & CATALOG RETAIL—0.3%
Expedia, Inc.	182	17,132
TripAdvisor, Inc.(a)	74	6,154
		23,286
LEISURE PRODUCTS—0.4%
Mattel, Inc.	721	16,475
Polaris Industries, Inc.	78	11,006
		27,481
MEDIA—2.5%
CBS Corp. (Non-Voting)	68	4,123
Charter Communications, Inc.(a)	127	24,525
Comcast Corp.	303	17,110
DIRECTV(a)	203	17,275
DISH Network Corp.(a)	311	21,789
Interpublic Group of Cos., Inc. (The)	253	5,596
Liberty Global PLC(a)	458	23,573
Omnicom Group, Inc.	54	4,211
Sirius XM Holdings, Inc.(a)	1,578	6,028
Time Warner Cable, Inc.	138	20,683
Time Warner, Inc.	293	24,741
	Shares	Fair Value ($)
Twenty-First Century Fox, Inc.	108	3,655
Viacom, Inc.	42	2,869
Walt Disney Co. (The)	146	15,314
		191,492
MULTILINE RETAIL—1.6%
Dollar General Corp.(a)	172	12,965
Dollar Tree, Inc.(a)	131	10,630
Kohl's Corp.	450	35,213
Macy's, Inc.	174	11,294
Nordstrom, Inc.	321	25,783
Target Corp.	333	27,329
		123,214
SPECIALTY RETAIL—2.9%
Advance Auto Parts, Inc.	114	17,065
AutoZone, Inc.(a)	44	30,015
Bed Bath & Beyond, Inc.(a)	124	9,520
Best Buy Co., Inc.	307	11,601
CarMax, Inc.(a)	100	6,901
Gap, Inc. (The)	197	8,536
Home Depot, Inc. (The)	103	11,702
L Brands, Inc.	287	27,061
Lowe's Cos., Inc.	71	5,282
O'Reilly Automotive, Inc.(a)	135	29,192
Ross Stores, Inc.	71	7,480
Signet Jewelers Ltd.	78	10,826
Staples, Inc.	1,343	21,871
Tiffany & Co.	97	8,537
TJX Cos., Inc. (The)	78	5,464
Tractor Supply Co.	83	7,060
Ulta Salon Cosmetics & Fragrance, Inc.(a)	27	4,073
		222,186
TEXTILES, APPAREL & LUXURY GOODS—1.5%
Coach, Inc.	284	11,766
Hanesbrands, Inc.	463	15,515
Michael Kors Holdings Ltd.(a)	133	8,745
NIKE, Inc.	208	20,869
PVH Corp.	168	17,902
Ralph Lauren Corp.	26	3,419
Under Armour, Inc.(a)	218	17,603
VF Corp.	277	20,861
		116,680
		976,410
CONSUMER STAPLES—8.8%
BEVERAGES—1.7%
Brown-Forman Corp.	164	14,817
Coca-Cola Co. (The)	116	4,704
Coca-Cola Enterprises, Inc.	197	8,707
Constellation Brands, Inc.(a)	212	24,637
Dr Pepper Snapple Group, Inc.	361	28,331
Molson Coors Brewing Co.	279	20,772
Monster Beverage Corp.(a)	128	17,715
PepsiCo, Inc.	116	11,092
		130,775
FOOD & STAPLES RETAILING—1.2%
Costco Wholesale Corp.	43	6,514
CVS Health Corp.	294	30,344
Kroger Co. (The)	182	13,952
Safeway, Inc.^	392	482
Sysco Corp.	229	8,640
Walgreens Boots Alliance, Inc.	242	20,493
Wal-Mart Stores, Inc.	128	10,528
		90,953

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor U.S. Large Cap Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
FOOD PRODUCTS—3.6%
Archer-Daniels-Midland Co.	336	15,926
Bunge Ltd.	389	32,038
Campbell Soup Co.	407	18,946
ConAgra Foods, Inc.	1,175	42,923
General Mills, Inc.	184	10,414
Hershey Co. (The)	94	9,486
JM Smucker Co. (The)	340	39,348
Kellogg Co.	263	17,345
Keurig Green Mountain, Inc.	122	13,631
Kraft Foods Group, Inc.	48	4,182
McCormick & Co., Inc. (Non-Voting)	289	22,285
Mondelez International, Inc.	367	13,245
Tyson Foods, Inc.	935	35,810
		275,579
HOUSEHOLD PRODUCTS—1.2%
Church & Dwight Co., Inc.	270	23,063
Clorox Co. (The)	266	29,364
Colgate-Palmolive Co.	93	6,449
Kimberly-Clark Corp.	171	18,316
Procter & Gamble Co. (The)	145	11,881
		89,073
PERSONAL PRODUCTS—0.1%
Estee Lauder Cos., Inc. (The)	71	5,904
		5,904
TOBACCO—1.0%
Altria Group, Inc.	410	20,508
Lorillard, Inc.	419	27,382
Philip Morris International, Inc.	59	4,444
Reynolds American, Inc.	311	21,431
		73,765
		666,049
ENERGY—5.3%
ENERGY EQUIPMENT & SERVICES—0.9%
Baker Hughes, Inc.	120	7,630
Cameron International Corp.(a)	256	11,551
FMC Technologies, Inc.(a)	157	5,810
Helmerich & Payne, Inc.	185	12,593
National Oilwell Varco, Inc.	85	4,249
Schlumberger Ltd.	151	12,599
Weatherford International PLC(a)	989	12,165
		66,597
OIL, GAS & CONSUMABLE FUELS—4.4%
Anadarko Petroleum Corp.	58	4,803
Apache Corp.	115	6,938
Cabot Oil & Gas Corp.	360	10,631
Chesapeake Energy Corp.	429	6,075
Chevron Corp.	97	10,183
Cimarex Energy Co.	187	21,522
Concho Resources, Inc.(a)	241	27,937
ConocoPhillips	189	11,767
Devon Energy Corp.	78	4,704
EOG Resources, Inc.	152	13,937
EQT Corp.	280	23,204
Exxon Mobil Corp.	129	10,965
Hess Corp.	55	3,733
HollyFrontier Corp.	478	19,249
Kinder Morgan, Inc.	611	25,699
Marathon Oil Corp.	175	4,569
Marathon Petroleum Corp.	90	9,215
Murphy Oil Corp.	299	13,933
Noble Energy, Inc.	72	3,521
Occidental Petroleum Corp.	79	5,767
	Shares	Fair Value ($)
ONEOK, Inc.	313	15,099
Phillips 66	95	7,467
Range Resources Corp.	228	11,865
Southwestern Energy Co.(a)	321	7,444
Spectra Energy Corp.	609	22,027
Tesoro Corp.	245	22,366
Valero Energy Corp.	129	8,207
Williams Cos., Inc. (The)	90	4,553
		337,380
		403,977
FINANCIALS—18.2%
BANKS—3.1%
Bank of America Corp.	390	6,002
BB&T Corp.	393	15,323
CIT Group, Inc.	614	27,704
Citigroup, Inc.	75	3,864
Comerica, Inc.	331	14,938
Fifth Third Bancorp.	777	14,647
Huntington Bancshares, Inc./OH	3,137	34,664
JPMorgan Chase & Co.	78	4,725
KeyCorp.	734	10,393
M&T Bank Corp.	257	32,639
PNC Financial Services Group, Inc. (The)	185	17,249
Regions Financial Corp.	978	9,242
SunTrust Banks, Inc.	300	12,327
US Bancorp/MN	248	10,830
Wells Fargo & Co.	319	17,354
		231,901
CAPITAL MARKETS—1.2%
Affiliated Managers Group, Inc.(a)	19	4,081
Ameriprise Financial, Inc.	67	8,766
Bank of New York Mellon Corp. (The)	347	13,963
BlackRock, Inc.	13	4,756
Charles Schwab Corp. (The)	445	13,546
Goldman Sachs Group, Inc. (The)	20	3,759
Invesco Ltd.	204	8,097
Morgan Stanley	108	3,855
Northern Trust Corp.	179	12,467
State Street Corp.	54	3,971
T Rowe Price Group, Inc.	42	3,401
TD Ameritrade Holding Corp.	322	11,998
		92,660
CONSUMER FINANCE—0.7%
American Express Co.	48	3,750
Capital One Financial Corp.	202	15,921
Discover Financial Services	292	16,454
Navient Corp.	796	16,183
		52,308
DIVERSIFIED FINANCIAL SERVICES—1.3%
Berkshire Hathaway, Inc.(a)	180	25,977
CME Group, Inc.	355	33,622
Intercontinental Exchange, Inc.	33	7,698
Leucadia National Corp.	383	8,537
McGraw Hill Financial, Inc.	95	9,823
Moody's Corp.	97	10,069
		95,726
INSURANCE—4.2%
ACE Ltd.	97	10,815
Aflac, Inc.	191	12,226
Allstate Corp. (The)	282	20,070
American International Group, Inc.	78	4,274
Aon PLC	104	9,996
Arch Capital Group Ltd.(a)	424	26,118

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor U.S. Large Cap Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
Chubb Corp. (The)	145	14,660
Cincinnati Financial Corp.	332	17,689
Hartford Financial Services Group, Inc. (The)	288	12,044
Lincoln National Corp.	148	8,504
Loews Corp.	473	19,313
Markel Corp.(a)	55	42,293
Marsh & McLennan Cos., Inc.	338	18,958
MetLife, Inc.	78	3,943
Principal Financial Group, Inc.	166	8,527
Progressive Corp. (The)	949	25,813
Prudential Financial, Inc.	47	3,775
Travelers Cos., Inc. (The)	110	11,894
Unum Group	296	9,984
Willis Group Holdings PLC	466	22,452
XL Group PLC	434	15,971
		319,319
REAL ESTATE INVESTMENT TRUSTS (REITS)—7.3%
American Capital Agency Corp.	1,651	35,216
American Realty Capital Properties, Inc.	1,514	14,913
American Tower Corp.	121	11,392
Annaly Capital Management, Inc.	5,156	53,622
AvalonBay Communities, Inc.	261	45,479
Boston Properties, Inc.	96	13,486
Crown Castle International Corp.	86	7,099
Digital Realty Trust, Inc.	483	31,859
Equity Residential	434	33,791
Essex Property Trust, Inc.	84	19,312
Federal Realty Investment Trust	138	20,315
General Growth Properties, Inc.	902	26,654
HCP, Inc.	583	25,191
Health Care REIT, Inc.	438	33,884
Host Hotels & Resorts, Inc.	524	10,574
Kimco Realty Corp.	683	18,339
Macerich Co. (The)	170	14,336
Plum Creek Timber Co., Inc.	205	8,907
Prologis, Inc.	190	8,276
Public Storage	56	11,040
Realty Income Corp.	615	31,734
Simon Property Group, Inc.	60	11,738
SL Green Realty Corp.	156	20,027
Ventas, Inc.	430	31,399
Vornado Realty Trust	133	14,896
Weyerhaeuser Co.	92	3,050
		556,529
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc.(a)	213	8,245
		8,245
THRIFTS & MORTGAGE FINANCE—0.3%
New York Community Bancorp, Inc.	1,376	23,021
		23,021
		1,379,709
HEALTH CARE—14.1%
BIOTECHNOLOGY—1.2%
Alexion Pharmaceuticals, Inc.(a)	20	3,466
Alkermes PLC(a)	59	3,597
Amgen, Inc.	82	13,108
BioMarin Pharmaceutical, Inc.(a)	92	11,465
Celgene Corp.(a)	32	3,689
Gilead Sciences, Inc.(a)	37	3,631
Incyte Corp.(a)	115	10,541
Medivation, Inc.(a)	120	15,488
Pharmacyclics, Inc.(a)	41	10,494
	Shares	Fair Value ($)
Regeneron Pharmaceuticals, Inc.(a)	13	5,869
Vertex Pharmaceuticals, Inc.(a)	73	8,612
		89,960
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
Abbott Laboratories	212	9,822
Baxter International, Inc.	102	6,987
Becton Dickinson and Co.	165	23,635
Boston Scientific Corp.(a)	1,536	27,264
CR Bard, Inc.	130	21,755
DENTSPLY International, Inc.	438	22,290
Edwards Lifesciences Corp.(a)	120	17,095
Intuitive Surgical, Inc.(a)	26	13,131
Medtronic PLC	183	14,272
ResMed, Inc.	56	4,020
Stryker Corp.	90	8,302
Varian Medical Systems, Inc.(a)	226	21,264
Zimmer Holdings, Inc.	161	18,921
		208,758
HEALTH CARE PROVIDERS & SERVICES—6.6%
Aetna, Inc.	230	24,502
AmerisourceBergen Corp.	395	44,900
Anthem, Inc.	204	31,500
Cardinal Health, Inc.	453	40,892
Cigna Corp.	414	53,588
DaVita HealthCare Partners, Inc.(a)	509	41,371
Express Scripts Holding Co.(a)	173	15,011
HCA Holdings, Inc.(a)	233	17,529
Henry Schein, Inc.(a)	236	32,950
Humana, Inc.	178	31,688
Laboratory Corp. of America Holdings(a)	255	32,153
McKesson Corp.	93	21,037
Quest Diagnostics, Inc.	506	38,886
UnitedHealth Group, Inc.	491	58,080
Universal Health Services, Inc.	139	16,362
		500,449
HEALTH CARE TECHNOLOGY—0.1%
Cerner Corp.(a)	91	6,667
		6,667
LIFE SCIENCES TOOLS & SERVICES—0.6%
Illumina, Inc.(a)	54	10,025
Thermo Fisher Scientific, Inc.	122	16,389
Waters Corp.(a)	152	18,897
		45,311
PHARMACEUTICALS—2.9%
AbbVie, Inc.	101	5,913
Actavis PLC(a)	39	11,497
Eli Lilly & Co.	208	15,111
Endo International PLC(a)	110	9,867
Hospira, Inc.(a)	290	25,474
Jazz Pharmaceuticals PLC(a)	99	17,106
Johnson & Johnson	128	12,877
Mallinckrodt PLC(a)	55	6,966
Merck & Co., Inc.	838	48,168
Mylan N.V.(a)	232	13,769
Perrigo Co. PLC	105	17,383
Pfizer, Inc.	636	22,126
Zoetis, Inc.	305	14,118
		220,375
		1,071,520
INDUSTRIALS—9.8%
AEROSPACE & DEFENSE—2.5%
Boeing Co. (The)	38	5,703
General Dynamics Corp.	120	16,288

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor U.S. Large Cap Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
Honeywell International, Inc.	43	4,485
L-3 Communications Holdings, Inc.	257	32,328
Lockheed Martin Corp.	67	13,598
Northrop Grumman Corp.	109	17,545
Precision Castparts Corp.	43	9,030
Raytheon Co.	253	27,640
Rockwell Collins, Inc.	141	13,614
Textron, Inc.	283	12,545
TransDigm Group, Inc.	156	34,120
United Technologies Corp.	32	3,751
		190,647
AIR FREIGHT & LOGISTICS—0.9%
CH Robinson Worldwide, Inc.	473	34,633
Expeditors International of Washington, Inc.	282	13,587
FedEx Corp.	86	14,229
United Parcel Service, Inc.	79	7,658
		70,107
AIRLINES—0.7%
American Airlines Group, Inc.	49	2,586
Delta Air Lines, Inc.	190	8,542
Southwest Airlines Co.	685	30,346
United Continental Holdings, Inc.(a)	178	11,971
		53,445
BUILDING PRODUCTS—0.1%
Masco Corp.	147	3,925
		3,925
COMMERCIAL SERVICES & SUPPLIES—0.8%
Republic Services, Inc.	735	29,812
Stericycle, Inc.(a)	130	18,256
Tyco International PLC	192	8,267
Waste Management, Inc.	149	8,080
		64,415
CONSTRUCTION & ENGINEERING—0.0%*
Fluor Corp.	60	3,430
		3,430
ELECTRICAL EQUIPMENT—0.3%
AMETEK, Inc.	156	8,196
Eaton Corp. PLC	59	4,008
Emerson Electric Co.	56	3,171
Rockwell Automation, Inc.	43	4,988
		20,363
INDUSTRIAL CONGLOMERATES—0.9%
3M Co.	73	12,041
Danaher Corp.	131	11,122
General Electric Co.	388	9,626
Roper Industries, Inc.	216	37,152
		69,941
MACHINERY—1.6%
Caterpillar, Inc.	78	6,242
Cummins, Inc.	31	4,298
Deere & Co.	203	17,801
Dover Corp.	230	15,898
Flowserve Corp.	85	4,802
Illinois Tool Works, Inc.	104	10,103
Ingersoll-Rand PLC	139	9,463
PACCAR, Inc.	58	3,662
Pall Corp.	127	12,749
Parker-Hannifin Corp.	66	7,839
Stanley Black & Decker, Inc.	267	25,461
		118,318
PROFESSIONAL SERVICES—1.0%
Equifax, Inc.	138	12,834
	Shares	Fair Value ($)
IHS, Inc.(a)	42	4,778
Nielsen N.V.	658	29,327
Towers Watson & Co.	118	15,598
Verisk Analytics, Inc.(a)	203	14,494
		77,031
ROAD & RAIL—0.7%
CSX Corp.	372	12,321
Hertz Global Holdings, Inc.(a)	183	3,967
JB Hunt Transport Services, Inc.	155	13,236
Kansas City Southern	32	3,266
Norfolk Southern Corp.	80	8,234
Union Pacific Corp.	103	11,156
		52,180
TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	120	4,972
United Rentals, Inc.(a)	75	6,837
WW Grainger, Inc.	49	11,555
		23,364
		747,166
INFORMATION TECHNOLOGY—15.3%
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	612	16,845
F5 Networks, Inc.(a)	110	12,643
Harris Corp.	220	17,327
Juniper Networks, Inc.	760	17,161
Motorola Solutions, Inc.	144	9,601
Palo Alto Networks, Inc.(a)	96	14,024
QUALCOMM, Inc.	132	9,153
		96,754
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
Amphenol Corp.	190	11,197
Corning, Inc.	504	11,431
TE Connectivity Ltd.	289	20,698
		43,326
INTERNET SOFTWARE & SERVICES—1.4%
Akamai Technologies, Inc.(a)	317	22,521
eBay, Inc.(a)	205	11,824
Equinix, Inc. (REIT)	43	10,013
Facebook, Inc.(a)	156	12,826
LinkedIn Corp.(a)	43	10,744
Twitter, Inc.(a)	76	3,806
VeriSign, Inc.(a)	170	11,385
Yahoo!, Inc.(a)	477	21,195
		104,314
IT SERVICES—3.6%
Accenture PLC	74	6,933
Alliance Data Systems Corp.(a)	62	18,368
Amdocs Ltd.	925	50,320
Automatic Data Processing, Inc.	138	11,818
Cognizant Technology Solutions Corp.(a)	72	4,492
Computer Sciences Corp.	419	27,352
Fidelity National Information Services, Inc.	537	36,548
Fiserv, Inc.(a)	295	23,423
FleetCor Technologies, Inc.(a)	115	17,356
International Business Machines Corp.	73	11,717
MasterCard, Inc.	110	9,503
Paychex, Inc.	251	12,453
Visa, Inc.	143	9,354
Western Union Co. (The)	316	6,576
Xerox Corp.	2,427	31,187
		277,400

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor U.S. Large Cap Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
Altera Corp.	362	15,533
Analog Devices, Inc.	126	7,938
Applied Materials, Inc.	417	9,408
Avago Technologies Ltd.	193	24,507
Broadcom Corp.	329	14,244
Intel Corp.	851	26,611
KLA-Tencor Corp.	201	11,716
Lam Research Corp.	236	16,575
Linear Technology Corp.	196	9,173
Maxim Integrated Products, Inc.	451	15,699
Microchip Technology, Inc.	280	13,692
Micron Technology, Inc.(a)	700	18,991
NVIDIA Corp.	1,126	23,562
Skyworks Solutions, Inc.	328	32,239
Texas Instruments, Inc.	219	12,524
Xilinx, Inc.	206	8,714
		261,126
SOFTWARE—3.6%
Activision Blizzard, Inc.	1,547	35,156
Adobe Systems, Inc.(a)	237	17,524
ANSYS, Inc.(a)	73	6,438
Autodesk, Inc.(a)	213	12,490
CA, Inc.	468	15,261
Check Point Software Technologies Ltd.(a)	434	35,575
Citrix Systems, Inc.(a)	221	14,115
Electronic Arts, Inc.(a)	442	25,996
Intuit, Inc.	175	16,968
Microsoft Corp.	502	20,409
Oracle Corp.	199	8,587
Red Hat, Inc.(a)	144	10,908
salesforce.com, inc.(a)	99	6,614
ServiceNow, Inc.(a)	145	11,423
Symantec Corp.	638	14,907
VMware, Inc.(a)	103	8,447
Workday, Inc.(a)	137	11,564
		272,382
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
Apple, Inc.	158	19,660
EMC Corp.	886	22,646
Hewlett-Packard Co.	749	23,339
NetApp, Inc.	402	14,255
SanDisk Corp.	83	5,280
Seagate Technology PLC	158	8,221
Western Digital Corp.	135	12,286
		105,687
		1,160,989
MATERIALS—4.8%
CHEMICALS—2.9%
Air Products & Chemicals, Inc.	62	9,379
Airgas, Inc.	132	14,007
Ashland, Inc.	91	11,585
Celanese Corp.	83	4,636
CF Industries Holdings, Inc.	91	25,815
Dow Chemical Co. (The)	259	12,427
Eastman Chemical Co.	55	3,809
Ecolab, Inc.	38	4,346
EI du Pont de Nemours & Co.	170	12,150
FMC Corp.	249	14,255
International Flavors & Fragrances, Inc.	52	6,105
LyondellBasell Industries N.V.	131	11,502
Monsanto Co.	50	5,627
Mosaic Co. (The)	208	9,581
	Shares	Fair Value ($)
PPG Industries, Inc.	37	8,345
Praxair, Inc.	49	5,916
Sherwin-Williams Co. (The)	83	23,614
Sigma-Aldrich Corp.	275	38,019
		221,118
CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	30	4,194
Vulcan Materials Co.	162	13,656
		17,850
CONTAINERS & PACKAGING—0.6%
Ball Corp.	290	20,486
Rock-Tenn Co.	317	20,446
Sealed Air Corp.	86	3,918
		44,850
METALS & MINING—0.9%
Alcoa, Inc.	1,999	25,827
Freeport-McMoRan, Inc.	291	5,514
Newmont Mining Corp.	1,339	29,070
Nucor Corp.	100	4,753
		65,164
PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	234	12,985
		12,985
		361,967
TELECOMMUNICATION SERVICES—1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
AT&T, Inc.	599	19,557
CenturyLink, Inc.	647	22,354
Level 3 Communications, Inc.(a)	217	11,683
Verizon Communications, Inc.	134	6,517
		60,111
WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp.(a)	375	43,913
T-Mobile US, Inc.(a)	277	8,778
		52,691
		112,802
UTILITIES—9.2%
ELECTRIC UTILITIES—3.9%
American Electric Power Co., Inc.	334	18,788
Duke Energy Corp.	421	32,324
Edison International	445	27,799
Entergy Corp.	395	30,609
Eversource Energy	515	26,018
Exelon Corp.	1,125	37,811
FirstEnergy Corp.	759	26,611
NextEra Energy, Inc.	185	19,249
PPL Corp.	902	30,361
Southern Co. (The)	546	24,177
Xcel Energy, Inc.	709	24,680
		298,427
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.7%
AES Corp. (The)	575	7,389
Calpine Corp.(a)	1,261	28,839
NRG Energy, Inc.	705	17,759
		53,987
MULTI-UTILITIES—3.9%
Ameren Corp.	636	26,839
CenterPoint Energy, Inc.	1,016	20,737
CMS Energy Corp.	759	26,497
Consolidated Edison, Inc.	426	25,986
Dominion Resources, Inc.	165	11,693
DTE Energy Co.	342	27,596

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor U.S. Large Cap Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
NiSource, Inc.	629	27,777
PG&E Corp.	639	33,912
Public Service Enterprise Group, Inc.	771	32,320
Sempra Energy	242	26,383
Wisconsin Energy Corp.	715	35,392
		295,132
WATER UTILITIES—0.7%
American Water Works Co., Inc.	908	49,222
		49,222
		696,768
TOTAL Common Stocks		7,577,357

TOTAL INVESTMENTS (Cost $7,503,460)—99.9%		$7,577,357
Other assets in excess of liabilities — 0.1%		$10,579
NET ASSETS—100%		$7,587,936

*	Amount rounds to less than 0.1%.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $482 or 0.01% of net assets.
(a)	Non-income producing securities.

REIT	Real Estate Investment Trust

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,762
Aggregate gross unrealized depreciation	(96,642)
Net unrealized appreciation	$73,120
Federal income tax cost of investments	$7,504,237

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor Developed Europe Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS—97.6%
CONSUMER DISCRETIONARY—13.0%
AUTO COMPONENTS—0.6%
Cie Generale des Etablissements Michelin	14	1,393
Continental AG	4	946
Faurecia	64	2,798
GKN PLC	744	3,961
Leoni AG	36	2,280
Nokian Renkaat OYJ	30	897
Pirelli & C. SpA	138	2,291
Valeo S.A.	8	1,195
		15,761
AUTOMOBILES—0.7%
Bayerische Motoren Werke AG	14	1,751
Daimler AG	28	2,698
Fiat Chrysler Automobiles N.V.(a)	204	3,319
Peugeot S.A.(a)	283	4,739
Porsche Automobil Holding SE (Preference)	18	1,768
Renault S.A.	16	1,457
Volkswagen AG (Preference)	8	2,130
		17,862
HOTELS, RESTAURANTS & LEISURE—2.3%
Accor S.A.	22	1,148
Carnival PLC	208	10,177
Compass Group PLC	389	6,768
GTECH SpA	321	6,361
InterContinental Hotels Group PLC	188	7,351
OPAP S.A.	269	2,522
Paddy Power PLC	52	4,452
Sodexo S.A.	22	2,145
Whitbread PLC	165	12,847
William Hill PLC	945	5,203
		58,974
HOUSEHOLD DURABLES—1.6%
Barratt Developments PLC	1,299	10,192
Electrolux AB	104	2,981
Husqvarna AB	458	3,319
Persimmon PLC(a)	392	9,677
Persimmon PLC^	444	626
SEB S.A.	58	4,180
Taylor Wimpey PLC	4,423	10,171
		41,146
LEISURE PRODUCTS—0.1%
Amer Sports Oyj	90	1,933
		1,933
MEDIA—4.8%
Axel Springer SE	124	7,325
Eutelsat Communications S.A.	431	14,273
Informa PLC	661	5,539
ITV PLC	1,562	5,864
JCDecaux S.A.	16	540
Kabel Deutschland Holding AG(a)	76	9,877
Lagardere SCA	298	8,942
Mediaset Espana Comunicacion S.A.(a)	313	3,920
Mediaset SpA(a)	479	2,188
Numericable-SFR SAS(a)	18	981
Pearson PLC	558	12,019
Publicis Groupe S.A.	14	1,080
Reed Elsevier N.V.	128	3,188
Reed Elsevier PLC	417	7,175
	Shares	Fair Value ($)
Schibsted ASA	48	2,783
Sky PLC	1,001	14,756
Societe Television Francaise 1	89	1,577
Technicolor S.A.(a)	225	1,451
Telenet Group Holding N.V.(a)	182	10,002
Wolters Kluwer N.V.	74	2,416
WPP PLC	230	5,227
		121,123
MULTILINE RETAIL—1.0%
Marks & Spencer Group PLC	1,197	9,507
Next PLC	140	14,600
		24,107
SPECIALTY RETAIL—0.6%
Dixons Carphone PLC	848	5,195
Dufry AG(a)	12	1,783
Hennes & Mauritz AB	55	2,229
Inditex S.A.	36	1,155
Kingfisher PLC	863	4,876
		15,238
TEXTILES, APPAREL & LUXURY GOODS—1.3%
adidas AG	10	791
Christian Dior SE	6	1,133
Hermes International	14	4,938
HUGO BOSS AG	50	6,082
Kering	20	3,905
Luxottica Group SpA	96	6,093
LVMH Moet Hennessy Louis Vuitton SE	6	1,058
Moncler SpA	50	838
Pandora A/S	72	6,557
		31,395
		327,539
CONSUMER STAPLES—9.6%
BEVERAGES—1.7%
Anheuser-Busch InBev N.V.	20	2,445
Carlsberg A/S	63	5,199
Davide Campari-Milano SpA	644	4,492
Diageo PLC	90	2,484
Heineken Holding N.V.	70	4,819
Heineken N.V.	60	4,577
Pernod Ricard S.A.	34	4,022
Remy Cointreau S.A.	86	6,327
SABMiller PLC	168	8,829
		43,194
FOOD & STAPLES RETAILING—3.0%
Casino Guichard Perrachon S.A.	32	2,836
Colruyt S.A.	142	6,183
Delhaize Group S.A.	84	7,553
Distribuidora Internacional de Alimentacion S.A.	338	2,645
ICA Gruppen AB	141	4,727
J Sainsbury PLC	3,587	13,802
Jeronimo Martins SGPS S.A.	486	6,107
Kesko OYJ	174	7,432
Koninklijke Ahold N.V.	204	4,020
Tesco PLC	1,691	6,071
WM Morrison Supermarkets PLC	4,730	13,587
		74,963
FOOD PRODUCTS—3.3%
Aryzta AG(a)	131	8,058
Associated British Foods PLC	310	12,968
Barry Callebaut AG(a)	8	7,837

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor Developed Europe Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
Danone S.A.	62	4,170
Glanbia PLC	443	8,208
Kerry Group PLC	120	8,053
Marine Harvest ASA	764	8,774
Nestle S.A.	54	4,081
Orkla ASA	873	6,602
Unilever PLC	63	2,633
Viscofan S.A.	175	10,694
		82,078
HOUSEHOLD PRODUCTS—0.7%
Henkel AG & Co. KGaA (Preference)	10	1,177
Reckitt Benckiser Group PLC	132	11,365
Svenska Cellulosa AB SCA	251	5,783
		18,325
PERSONAL PRODUCTS—0.2%
Beiersdorf AG	24	2,085
L'Oreal S.A.	12	2,209
		4,294
TOBACCO—0.7%
British American Tobacco PLC	86	4,454
Imperial Tobacco Group PLC	286	12,580
Swedish Match AB	68	1,999
		19,033
		241,887
ENERGY—2.9%
ENERGY EQUIPMENT & SERVICES—0.4%
Amec Foster Wheeler PLC	289	3,885
SBM Offshore N.V.(a)	208	2,586
Subsea 7 S.A.	298	2,564
Tenaris S.A.	69	968
		10,003
OIL, GAS & CONSUMABLE FUELS—2.5%
BG Group PLC	308	3,790
BP PLC	1,741	11,287
Eni SpA	138	2,391
Galp Energia SGPS S.A.	251	2,713
Koninklijke Vopak N.V.	122	6,735
Lundin Petroleum AB(a)	214	2,931
Neste Oil OYJ	256	6,709
OMV AG	109	2,992
Repsol S.A.	138	2,569
Royal Dutch Shell PLC	293	8,734
Statoil ASA	461	8,168
TOTAL S.A.	78	3,876
Tullow Oil PLC	377	1,585
		64,480
		74,483
FINANCIALS—24.3%
BANKS—5.5%
Alpha Bank AE(a)	4,297	1,269
Banca Monte dei Paschi di Siena SpA(a)	3,404	2,259
Banca Popolare dell'Emilia Romagna SC(a)	750	6,553
Banca Popolare di Milano Scarl(a)	7,558	7,675
Banca Popolare di Sondrio Scarl	1,215	5,549
Banco Bilbao Vizcaya Argentaria S.A.	234	2,364
Banco Comercial Portugues S.A.(a)	26,186	2,691
Banco de Sabadell S.A.	1,780	4,357
Banco Popolare SC(a)	466	7,287
Banco Popular Espanol S.A.	817	4,000
Banco Santander S.A.	323	2,434
Bank of Ireland(a)	17,642	6,707
	Shares	Fair Value ($)
Bankia S.A.(a)	2,715	3,785
Bankinter S.A.	909	6,938
Barclays PLC	860	3,097
BNP Paribas S.A.	10	608
CaixaBank S.A.	933	4,424
Commerzbank AG(a)	246	3,395
Credit Agricole S.A.	176	2,585
Danske Bank A/S	199	5,250
DNB ASA	220	3,541
Erste Group Bank AG	44	1,084
HSBC Holdings PLC	777	6,621
Intesa Sanpaolo SpA	873	2,968
Jyske Bank A/S(a)	96	4,042
KBC Groep N.V.(a)	22	1,360
Lloyds Banking Group PLC(a)	3,071	3,569
National Bank of Greece S.A.(a)	372	440
Natixis S.A.	540	4,037
Nordea Bank AB	246	3,004
Raiffeisen Bank International AG	132	1,846
Royal Bank of Scotland Group PLC(a)	534	2,695
Skandinaviska Enskilda Banken AB	240	2,808
Societe Generale S.A.	18	869
Standard Chartered PLC	270	4,383
Svenska Handelsbanken AB	81	3,656
Swedbank AB	73	1,745
UniCredit SpA	415	2,821
Unione di Banche Italiane SpA	592	4,632
		139,348
CAPITAL MARKETS—2.0%
3i Group PLC	739	5,292
Aberdeen Asset Management PLC	357	2,436
Azimut Holding SpA	38	1,084
Credit Suisse Group AG(a)	67	1,806
Deutsche Bank AG	20	695
GAM Holding AG(a)	211	4,388
Julius Baer Group Ltd.(a)	126	6,325
Mediobanca SpA	977	9,376
Partners Group Holding AG	50	14,954
Schroders PLC	42	1,995
UBS Group AG(a)	95	1,792
		50,143
CONSUMER FINANCE—0.2%
Provident Financial PLC	123	4,917
		4,917
DIVERSIFIED FINANCIAL SERVICES—3.1%
Ackermans & van Haaren N.V.	64	7,503
Bolsas y Mercados Espanoles SHMSF S.A.	148	6,593
Deutsche Boerse AG	24	1,961
Eurazeo S.A.	38	2,605
EXOR SpA	140	6,359
Groupe Bruxelles Lambert S.A.	98	8,120
Industrivarden AB	262	4,957
Investment AB Kinnevik	177	5,913
Investor AB	122	4,862
London Stock Exchange Group PLC	231	8,432
Pargesa Holding S.A.	114	8,022
Sofina S.A.	78	8,059
Wendel S.A.	30	3,573
		76,959
INSURANCE—7.3%
Aegon N.V.	295	2,328

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor Developed Europe Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
Ageas	26	933
Allianz SE	14	2,434
Assicurazioni Generali SpA	68	1,337
Aviva PLC	1,014	8,129
AXA S.A.	40	1,008
Baloise Holding AG	70	9,275
CNP Assurances	227	3,976
Delta Lloyd N.V.	242	4,559
Direct Line Insurance Group PLC	2,845	13,473
Friends Life Group Ltd.	2,351	14,435
Gjensidige Forsikring ASA	669	11,555
Hannover Rueck SE	82	8,472
Helvetia Holding AG	16	8,623
Legal & General Group PLC	1,260	5,211
Mapfre S.A.	971	3,545
Mediolanum SpA	146	1,178
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	3,450
Old Mutual PLC	1,466	4,834
Prudential PLC	187	4,641
RSA Insurance Group PLC	1,365	8,529
Sampo Oyj	106	5,353
SCOR SE	138	4,656
St James's Place PLC	294	4,079
Standard Life PLC^	653	— (b)
Standard Life PLC	583	4,116
Swiss Life Holding AG(a)	22	5,447
Swiss Re AG	80	7,750
Topdanmark A/S(a)	335	10,032
UnipolSai SpA	1,202	3,501
Vienna Insurance Group AG Wiener Versicherung Gruppe	114	5,044
Zurich Insurance Group AG(a)	32	10,849
		182,752
REAL ESTATE INVESTMENT TRUSTS (REITS)—3.5%
British Land Co. PLC (The)	1,071	13,236
Cofinimmo S.A.	80	9,378
Derwent London PLC	111	5,642
Fonciere Des Regions	84	8,315
Gecina S.A.	66	8,921
Hammerson PLC	1,333	13,159
ICADE	56	5,056
Klepierre	60	2,944
Land Securities Group PLC	594	11,049
Unibail-Rodamco SE	10	2,697
Wereldhave N.V.	122	8,189
		88,586
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.6%
Castellum AB	402	6,074
Deutsche Annington Immobilien SE	87	2,934
Deutsche Euroshop AG	196	9,740
Deutsche Wohnen AG	358	9,166
IMMOFINANZ AG(a)	1,883	5,535
LEG Immobilien AG(a)	76	6,030
PSP Swiss Property AG(a)	100	9,436
Swiss Prime Site AG(a)	203	17,660
		66,575
THRIFTS & MORTGAGE FINANCE—0.1%
Aareal Bank AG	54	2,279
		2,279
		611,559
	Shares	Fair Value ($)
HEALTH CARE—7.9%
BIOTECHNOLOGY—0.2%
Actelion Ltd.(a)	30	3,478
Grifols S.A.	40	1,717
		5,195
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
Coloplast A/S	141	10,662
Elekta AB	311	2,793
Essilor International S.A.	30	3,441
Getinge AB	107	2,650
GN Store Nord A/S	289	6,448
Smith & Nephew PLC	447	7,591
Sonova Holding AG	48	6,687
		40,272
HEALTH CARE PROVIDERS & SERVICES—1.9%
Celesio AG	308	9,097
Fresenius Medical Care AG & Co. KGaA	132	10,981
Fresenius SE & Co. KGaA	154	9,194
Orpea	158	9,953
RHOEN-KLINIKUM AG	316	7,850
		47,075
LIFE SCIENCES TOOLS & SERVICES—0.7%
Eurofins Scientific SE	12	3,232
Gerresheimer AG	14	772
Lonza Group AG(a)	92	11,508
MorphoSys AG(a)	46	2,906
		18,418
PHARMACEUTICALS—3.5%
AstraZeneca PLC	120	8,242
Bayer AG	16	2,405
Galenica AG	10	8,751
GlaxoSmithKline PLC	154	3,534
Meda AB	662	10,478
Merck KGaA	56	6,288
Novartis AG	103	10,196
Novo Nordisk A/S	134	7,166
Orion Oyj	171	4,828
Roche Holding AG	36	9,937
Sanofi	48	4,739
Shire PLC	68	5,416
STADA Arzneimittel AG	50	1,670
UCB S.A.	54	3,906
		87,556
		198,516
INDUSTRIALS—16.0%
AEROSPACE & DEFENSE—2.0%
BAE Systems PLC	705	5,479
Cobham PLC	1,165	5,261
Finmeccanica SpA(a)	739	8,794
Meggitt PLC	1,109	9,030
MTU Aero Engines AG	56	5,492
Rolls-Royce Holdings PLC(a)	330	4,669
Safran S.A.	44	3,072
Thales S.A.	66	3,665
Zodiac Aerospace	175	5,794
		51,256
AIR FREIGHT & LOGISTICS—0.8%
Bollore S.A.	1,780	9,476
bpost S.A.	84	2,355
Deutsche Post AG	30	938
PostNL N.V.(a)	514	2,187

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor Developed Europe Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
TNT Express N.V.	779	4,954
		19,910
AIRLINES—0.9%
Air France-KLM(a)	112	984
Deutsche Lufthansa AG	102	1,433
easyJet PLC	371	10,365
International Consolidated Airlines Group S.A.(a)	998	8,934
		21,716
BUILDING PRODUCTS—0.6%
Assa Abloy AB	73	4,351
Cie de Saint-Gobain	14	615
Geberit AG	22	8,267
Kingspan Group PLC	21	400
Wienerberger AG	88	1,405
		15,038
COMMERCIAL SERVICES & SUPPLIES—2.0%
Aggreko PLC	186	4,216
Babcock International Group PLC	546	7,980
Bilfinger SE	64	3,712
Edenred	87	2,169
G4S PLC	1,883	8,269
ISS A/S(a)	70	2,204
Securitas AB	626	8,979
Societe BIC S.A.	96	13,661
		51,190
CONSTRUCTION & ENGINEERING—1.3%
ACS Actividades de Construccion y Servicios S.A.	77	2,729
Arcadis N.V.	137	4,402
Boskalis Westminster N.V.	86	4,230
Bouygues S.A.	88	3,454
Eiffage S.A.	56	3,331
Ferrovial S.A.	234	4,976
FLSmidth & Co. A/S	89	4,005
NCC AB	22	729
Orascom Construction Ltd.(a)	8	106
Skanska AB	146	3,274
Vinci S.A.	14	800
		32,036
ELECTRICAL EQUIPMENT—0.4%
ABB Ltd.(a)	60	1,274
Gamesa Corp. Tecnologica S.A.(a)	229	2,893
Legrand S.A.	16	865
OSRAM Licht AG	12	597
Prysmian SpA	54	1,113
Schneider Electric SE	14	1,088
Vestas Wind Systems A/S	71	2,939
		10,769
INDUSTRIAL CONGLOMERATES—0.5%
Koninklijke Philips N.V.	120	3,406
Rheinmetall AG	58	2,804
Siemens AG	8	865
Smiths Group PLC	297	4,929
		12,004
MACHINERY—2.0%
Aalberts Industries N.V.	43	1,352
Alfa Laval AB	64	1,258
ANDRITZ AG	74	4,425
Atlas Copco AB	52	1,684
CNH Industrial N.V.	78	638
DMG MORI SEIKI AG	58	1,906
	Shares	Fair Value ($)
Duerr AG	14	1,541
GEA Group AG	30	1,451
IMI PLC	105	1,987
KION Group AG	19	779
Kone OYJ	46	2,039
MAN SE	68	7,157
Metso OYJ	91	2,656
OC Oerlikon Corp. AG(a)	197	2,292
Schindler Holding AG	22	3,665
Sulzer AG(a)	51	5,618
Trelleborg AB	74	1,464
Vallourec S.A.	44	1,074
Weir Group PLC (The)	184	4,646
Zardoya Otis S.A.	301	3,883
		51,515
MARINE—0.5%
AP Moeller - Maersk A/S	4	8,361
Kuehne + Nagel International AG	28	4,166
		12,527
PROFESSIONAL SERVICES—1.9%
Bureau Veritas S.A.	162	3,478
Capita PLC	986	16,335
Experian PLC	132	2,189
Intertek Group PLC	286	10,606
SGS S.A.	2	3,830
Teleperformance	164	11,239
		47,677
ROAD & RAIL—0.2%
DSV A/S	166	5,162
		5,162
TRADING COMPANIES & DISTRIBUTORS—1.6%
Ashtead Group PLC	379	6,099
Brenntag AG	32	1,916
Bunzl PLC	621	16,880
Rexel S.A.	251	4,735
Travis Perkins PLC	222	6,427
Wolseley PLC	70	4,149
		40,206
TRANSPORTATION INFRASTRUCTURE—1.3%
Abertis Infraestructuras S.A.	106	1,917
Aeroports de Paris	94	11,236
Atlantia SpA	87	2,285
Fraport AG Frankfurt Airport Services Worldwide	102	6,098
Groupe Eurotunnel SE	719	10,301
		31,837
		402,843
INFORMATION TECHNOLOGY—3.5%
COMMUNICATIONS EQUIPMENT—0.2%
Nokia OYJ	210	1,604
Telefonaktiebolaget LM Ericsson	236	2,966
		4,570
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
Hexagon AB	82	2,915
Ingenico	32	3,516
		6,431
INTERNET SOFTWARE & SERVICES—0.2%
United Internet AG	104	4,737
		4,737
IT SERVICES—1.0%
Amadeus IT Holding S.A.	71	3,047

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor Developed Europe Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
AtoS	46	3,175
Cap Gemini S.A.	48	3,937
Tieto OYJ	208	4,892
Wirecard AG	274	11,583
		26,634
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
ams AG	82	3,938
ASM International N.V.	178	8,230
ASML Holding N.V.	64	6,516
Dialog Semiconductor PLC(a)	58	2,620
STMicroelectronics N.V.	169	1,578
		22,882
SOFTWARE—0.7%
Dassault Systemes	131	8,883
Sage Group PLC (The)	1,081	7,489
SAP SE	16	1,161
		17,533
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
Neopost S.A.	124	6,812
		6,812
		89,599
MATERIALS—8.1%
CHEMICALS—4.4%
Air Liquide S.A.	10	1,287
BASF SE	10	994
Chr Hansen Holding A/S	262	12,023
Clariant AG(a)	227	4,543
Croda International PLC	102	4,147
EMS-Chemie Holding AG	16	6,527
Evonik Industries AG	36	1,284
FUCHS PETROLUB SE	10	360
Fuchs Petrolub SE (Preference)	74	2,960
Givaudan S.A.(a)	6	10,884
Johnson Matthey PLC	94	4,725
K+S AG	48	1,568
Koninklijke DSM N.V.	76	4,242
Linde AG	8	1,629
Novozymes A/S	248	11,338
Sika AG	2	7,164
Solvay S.A.	20	2,890
Symrise AG	188	11,880
Syngenta AG	8	2,724
Umicore S.A.	65	2,714
Wacker Chemie AG	60	6,943
Yara International ASA	167	8,496
		111,322
CONSTRUCTION MATERIALS—0.6%
CRH PLC	96	2,498
HeidelbergCement AG	20	1,585
Holcim Ltd.(a)	56	4,189
Imerys S.A.	56	4,111
Lafarge S.A.	32	2,074
		14,457
CONTAINERS & PACKAGING—0.9%
Huhtamaki OYJ	246	7,649
Rexam PLC	995	8,552
Smurfit Kappa Group PLC	228	6,401
		22,602
METALS & MINING—1.7%
Acerinox S.A.	438	7,350
Anglo American PLC	150	2,254
ArcelorMittal	83	782
	Shares	Fair Value ($)
Aurubis AG	97	5,497
BHP Billiton PLC	82	1,794
Boliden AB	269	5,346
Glencore PLC(a)	641	2,721
Norsk Hydro ASA	944	4,965
Outokumpu OYJ(a)	435	3,460
Randgold Resources Ltd.	80	5,573
Rio Tinto PLC	50	2,058
ThyssenKrupp AG	38	997
voestalpine AG	24	879
		43,676
PAPER & FOREST PRODUCTS—0.5%
Mondi PLC	360	6,937
Stora Enso OYJ	133	1,370
UPM-Kymmene OYJ	142	2,763
		11,070
		203,127
TELECOMMUNICATION SERVICES—6.0%
DIVERSIFIED TELECOMMUNICATION SERVICES—4.6%
Belgacom S.A.	321	11,230
BT Group PLC	1,262	8,206
Deutsche Telekom AG	444	8,130
Elisa OYJ	214	5,378
Hellenic Telecommunications Organization S.A.(a)	158	1,400
Iliad S.A.	62	14,470
Inmarsat PLC	915	12,571
Koninklijke KPN N.V.	842	2,857
Orange S.A.	278	4,468
Swisscom AG	16	9,299
TDC A/S	1,680	12,028
Telecom Italia SpA(a)	4,992	5,855
Telefonica Deutschland Holding AG(a)	445	2,569
Telenor ASA	255	5,154
TeliaSonera AB	550	3,495
Vivendi S.A.(a)	372	9,239
		116,349
WIRELESS TELECOMMUNICATION SERVICES—1.4%
Drillisch AG	35	1,373
Freenet AG	462	13,931
Tele2 AB	860	10,281
Vodafone Group PLC	3,042	9,955
		35,540
		151,889
UTILITIES—6.3%
ELECTRIC UTILITIES—2.8%
Acciona S.A.(a)	72	5,551
EDP - Energias de Portugal S.A.	2,283	8,545
Electricite de France S.A.	92	2,207
Elia System Operator S.A./N.V.	204	8,584
Endesa S.A.	394	7,617
Enel SpA	706	3,194
Fortum OYJ	540	11,344
Iberdrola S.A.	448	2,888
Red Electrica Corp. S.A.	62	5,043
SSE PLC	386	8,584
Terna Rete Elettrica Nazionale SpA	1,358	5,980
		69,537
GAS UTILITIES—0.8%
Enagas S.A.	210	6,006
Gas Natural SDG S.A.	134	3,010

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor Developed Europe Index Fund March 31, 2015 (Unaudited)

	Shares	Fair Value ($)
Rubis SCA	92	5,840
Snam SpA	1,191	5,782
		20,638
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
Enel Green Power SpA	4,548	8,494
		8,494
MULTI-UTILITIES—1.6%
Centrica PLC	1,306	4,905
E.ON SE	254	3,788
GDF Suez	210	4,151
National Grid PLC	1,213	15,571
RWE AG	72	1,839
Suez Environnement Co.	408	7,022
Veolia Environnement S.A.	144	2,724
		40,000
WATER UTILITIES—0.8%
Severn Trent PLC	413	12,624
United Utilities Group PLC	537	7,437
		20,061
		158,730
TOTAL Common Stocks		2,460,172

	No. of Rights
RIGHTS—0.0%*
FINANCIALS—0.0%*
BANKS—0.0%*
Banco Bilbao Vizcaya Argentaria S.A., expiring 04/14/15(a)	234	34
Banco de Sabadell S.A., expiring 04/17/15 at EUR 1.48(a)	1,780	451
		485
TOTAL Rights		485

TOTAL INVESTMENTS (Cost $2,430,075)— 97.6%		$2,460,657
Other assets in excess of liabilities — 2.4%		$59,523
NET ASSETS—100%		$2,520,180

*	Amount rounds to less than 0.1%.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At March 31, 2015, the value of these securities amounted to $626 or 0.02% of net assets.
(a)	Non-income producing securities.
(b)	Amount rounds to less than $1.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,339
Aggregate gross unrealized depreciation	(61,028)
Net unrealized appreciation	$30,311
Federal income tax cost of investments	$2,430,346

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments ETFS Diversified-Factor Developed Europe Index Fund March 31, 2015 (Unaudited)

ETFS Diversified-Factor Developed Europe Index Fund invested, as a percentage of net assets, in the following countries as of March 31, 2015:

United Kingdom	26.6%
France	13.0%
Germany	10.5%
Switzerland	10.4%
Italy	5.1%
Sweden	4.7%
Spain	4.7%
Denmark	4.5%
Belgium	3.7%
Netherlands	3.6%
Finland	2.8%
Norway	2.4%
Ireland	1.7%
Austria	1.1%
Portugal	0.8%
Guernsey	0.6%
United States	0.4%
South Africa	0.3%
Greece	0.2%
Jersey	0.2%
Luxembourg	0.2%
Australia	0.1%
United Arab Emirates	0.0%*
Other [1]	2.4%
100.0%

*	Amount rounds to less than 0.1%.

[1]	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

ETFS Trust

Notes to the Schedules of Investments

March 31, 2015 (Unaudited)

1.	Organization

ETFS Trust ( the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of four series (collectively the ‘Funds” or individually a “Fund”): ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund (each, a “Zacks Earnings Fund” and, together, the “Zacks Earnings Funds”), ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (each, a “Diversified Factor Fund” and, together, the “Diversified Factor Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant index and through transactions that provide substantially similar exposure to securities in the index. Each Fund operates as an index fund and will not be actively managed.

The Trust has had no operations from January 2, 2015 (initial seeding date) until each Fund’s respective commencement of operations date other than matters relating to its registration and the sale and issuance of 4,000 shares of beneficial interest in the ETFS Zacks Earnings Small-Cap U.S. Index Fund to the Fund’s adviser, ETF Securities Advisors LLC (the “Adviser”), at a net asset value of $25 per share. The ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund commenced operations on January 20, 2015. The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund commenced operations on January 27, 2015.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

ETFS Trust

Notes to the Schedules of Investments

March 31, 2015 (Unaudited)

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. New York time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

ETFS Trust

Notes to the Schedules of Investments

March 31, 2015 (Unaudited)

•	Level 1— Quoted prices in active markets for identical assets.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of March 31, 2015, for each Fund based upon the three levels defined above. There were no Level 2 and Level 3 investments held for the period ending March 31, 2015.

	LEVEL 1 - Quoted Prices
	Common Stocks/Shares of Beneficial	Rights/ Warrants	TOTAL
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,600,313	$ —	$2,600,313
ETFS Zacks Earnings Small-Cap U.S. Index Fund	2,803,654	—	2,803,654
ETFS Diversified-Factor U.S Large Cap Index Fund	7,577,357	—	7,577,357
ETFS Diversified-Factor Developed Europe Index Fund	2,460,172	485	2,460,657

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/ Benoit Autier
Benoit Autier
President
May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benoit Autier
Benoit Autier
President
May 27, 2015

By:	/s/ Joe Roxburgh
Joe Roxburgh
Principal Financial Officer and Treasurer
May 27, 2015